ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent's Condensed Balance Sheets
	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	$89	$5
Amount due from subsidiaries	145,850	51,226
Other current assets	1,919	1,895

Total current assets	147,858	53,126

TOTAL ASSETS	$147,858	$53,126

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$209	$1,727

Total liabilities	209	1,727

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2017 and 2018; 127,662,057 shares and 127,697,055 shares issued as of December 31, 2017 and 2018; 125,629,779 shares and 125,664,777 shares outstanding as of December 31, 2017 and 2018, respectively)	128	128
Additional paid-in capital	286,739	284,726
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2017 and 2018, respectively)	(2,351)	(2,351)
Accumulated deficits	(172,318)	(262,415)
Accumulated other comprehensive income	35,451	31,311

Total equity	147,649	51,399

TOTAL LIABILITIES AND EQUITY	$147,858	$53,126

Schedule of Parent's Condensed Statements of Operations
	For the years ended December 31,
	2016	2017	2018
Operating expenses
Selling and marketing	$(8)	$-	$-
General and administrative	(2,356)	(468)	(1,786)

Total operating expenses	(2,364)	(468)	(1,786)
Other income (loss), net	548	(5)	468
Investment loss in subsidiaries	(63,809)	(156,003)	(88,779)

Net loss attributable to holders of ordinary shares	$(65,625)	$(156,476)	$(90,097)

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss
	For the years ended December 31,
	2016	2017	2018

Net loss	$(65,625)	$(156,476)	$(90,097)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(23,220)	35,743	(4,140)

Comprehensive loss attributable to Parent Company	$(88,845)	$(120,733)	$(94,237)

Schedule of Parent's Condensed Statements of Changes in Equity
	Ordinary shares		Additional		(Accumulated deficits)	Accumulated other
	Shares	Amount	paid-in capital	Treasury stock	retained earnings	comprehensive Income (loss)	Total equity

Balance as of January 1, 2016	124,395,645	$128	317,414	(3,778)	49,876	22,928	386,568

Stock option exercised	1,234,134	-	-	1,427	(93)	-	1,334
Share-based compensation	-	-	773	-	-	-	773
Foreign currency translation adjustment	-	-	-	-	-	(23,220)	(23,220)
Net (loss)	-	-	-	-	(65,625)	-	(65,625)
Acquisition of equity interests from non-controlling shareholders	-	-	(34,570)	-	-	-	(34,570)
Capital contribution from non-controlling interests	-	-	3,477	-	-	-	3,477
Balance as of December 31, 2016	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Share-based compensation	-	-	343	-	-	-	343
Foreign currency translation adjustment	-	-	-	-	-	35,743	35,743
Net loss	-	-	-	-	(156,476)	-	(156,476)
Acquisition of equity interests from non-controlling interests	-	-	(1,414)	-	-	-	(1,414)
Capital contribution from non-controlling interests	-	-	716	-	-	-	716
Balance as of December 31, 2017	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

Share issued to Ascent Investor Relations LLC	34,998	0.03	18				18
Share-based compensation			45				45
Foreign currency translation adjustment	-	-	-	-	-	(4,140)	(4,140)
Net loss	-	-	-	-	(90,097)	-	(90,097)
Capital withdraw from non-controlling			(1,131)				(1,131)
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest			(945)				(945)
Balance as of December 31, 2018	125,664,777	$128	$284,726	$(2,351)	$(262,415)	$31,311	$51,399

Schedule of Parent's Condensed Statements of Cash Flows
	For the years ended December 31,
	2016	2017	2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(65,625)	$(156,476)	$(90,097)
Investment loss in subsidiaries	63,809	156,003	88,779
Share-based compensation	773	343	45

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(2,456)	1,907	24
Accrued expenses and other current liabilities	(47)	3	1,518
Amount due from subsidiaries	2,019	(1,830)	(353)

Net cash used in operating activities	(1,527)	(50)	(84)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	1,334	-	-

Net cash provided by financing activities	1,334	-	-

Net decrease in cash	(193)	(50)	(84)
Cash, at beginning of year	332	139	89

Cash, at end of year	$139	$89	$5